Income tax (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Minimum | Colombia [Member]
Disclosure Of Income tax [Line Items]
Applicable tax rate	35.00%
Minimum | Other countries where the group operates
Disclosure Of Income tax [Line Items]
Applicable tax rate	15.00%
Maximum | Colombia [Member]
Disclosure Of Income tax [Line Items]
Applicable tax rate	50.00%
Maximum | Other countries where the group operates
Disclosure Of Income tax [Line Items]
Applicable tax rate	34.00%